Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,955,683)	$ (12,789,311)	$ (32,691,100)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	15,095,968	4,528,788	25,663,139
Depreciation and amortization of property and equipment and intangible assets	176,513	258,530	210,236
Amortization of right-of-use assets	753,899	991,822
Provision of allowance for credit losses	1,517		1,103
Provision of inventory impairment loss			29,351
Loss of acquisition deposit	2,816,941
Accounts receivable	408,374	87,661	(285,048)
Inventories	329,943	(229,093)	(239,860)
Amount due from related parties	(229,417)	551	78,966
Prepaid expenses and other current assets	(218,004)	526,978	107,877
Other non-current assets	(613,962)	49,738	(49,738)
Accounts payable	(88,491)	289,541	210,571
Amount due to related parties	754,813	445,840	1,087,888
Accrued expenses and other payables	721,588	998,446	368,884
Lease liabilities	(703,086)	(897,216)
Deferred revenue	(184,659)	696,238	(6,912)
Net cash used in operating activities	(9,933,746)	(5,041,487)	(5,514,643)
Purchase of property and equipment	(33,854)	(180,525)	(155,765)
Purchase of a long-term investment			(460,000)
Proceed from disposal of property and equipment	5,719
Deposit paid for an acquisition	(2,824,500)
Net cash used in investing activities	(2,852,635)	(180,525)	(615,765)
Proceeds from short-term borrowings	3,750,872	116,424
Repayments of short-term borrowings	(113,404)
Proceeds from borrowings from related parties	4,914,941	7,645,708	6,390,234
Repayment to related parties	(1,040,972)	(549,858)
Contribution from shareholders		13,983
Proceeds from PIPE investment	4,500,000
Advance from an investor	3,106,950
Reverse capitalization	(4,168,083)
Deferred cost of Business Combination	2,685,000	(2,685,000)
Net cash provided by financing activities	13,635,304	4,541,257	6,390,234
Effect of exchange rate changes	23,265	931,010	(621,898)
Net change in cash and cash equivalents	872,188	250,255	(362,072)
Cash and cash equivalents, at beginning of year	625,184	374,929	737,001
Cash and cash equivalents, at end of year	1,497,372	625,184	374,929
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	278,871	112,896
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Right-of-use assets obtained in exchange for operating lease liabilities	865,390	1,745,485
Equity transferred from debt			32,102,975
Non-cash offset transactions			$ 202,232